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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [X];                   Amendment Number: _____ 1 _____

This Amendment (Check only one.):              [X] is a restatement.
                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                          CITADEL LIMITED PARTNERSHIP
Address:                                       131 SOUTH DEARBORN
                                               CHICAGO, IL 60603

13F File Number:                               28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:                                          PATRICIA A. STASNY
Title:                                         GLOBAL CONTROLLER
Phone:                                         (312) 395-4336

Signature, Place, and Date of Signing:

 /s/ PATRICIA A. STASNY              CHICAGO, ILLINOIS              05/29/2009
 ----------------------  -----------------------------------------  ----------
      [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:  $54,295 (thousands)

List of Other Included Managers:

    FORM 13F FILE
NO. NUMBER        NAME
--- ------------- ----------------------
1   28-13182      Citadel Holdings I LP
2   28-13183      Citadel Advisors LLC

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                                   FORM 13F
             Name of Reporting Manager Citadel Limited Partnership

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
                                                                                                              (SEC USE ONLY)
                                                                                                             ----------------
Item 1:                        Item 2:    Item 3:    Item 4:         Item 5:           Item 6:      Item 7:      Item 8:
-------                        -------- ----------- ---------- -------------------- --------------- -------- ----------------
                                                                                                             Voting Authority
                                                                                                             ----------------
                               Title of                          Shrs or   Sh/ Put/   Investment     Other
Name of Issuer                  Class      CUSIP      Value      Prn Amt   Prn Call   Discretion    Managers Sole Shared None
------------------------------ -------- ----------- ---------- ----------- --- ---- --------------- -------- ---- ------ ----
                                                       (In
                                                    thousands)
GENERAL MOTORS                   Bond   370442 69 1       11        31,000 Prn      Shared-defined     1     N/A
1.5% CB 6/1/2009 - REGISTERED
GENERAL MOTORS                   Bond   370442 74 1        9        57,800 Prn      Shared-defined     1     N/A
4.5% CB 03/06/32 - REGISTERED
GENERAL MOTORS                   Bond   370442 73 3    2,097    20,000,000 Prn      Shared-defined     2     N/A
5.25% CB 03/6/32 - REGISTERED
GENERAL MOTORS                   Bond   370442 71 7   18,068   166,458,600 Prn      Shared-defined     2     N/A
6.25% CB 07/15/33 - REGISTERED
GENERAL MOTORS                   Bond   370442 71 7        3        27,500 Prn      Shared-defined     1     N/A
6.25% CB 07/15/33 - REGISTERED
ARCHER-DANIELS-MIDLAND           Bond   039483 20 1       13        18,000 Prn      Shared-defined     1     N/A
6.25% MAND 6/1/11 - REGISTERED
COMCAST INTO SPRINT 2% EXCH      Bond   200300 50 7   34,026   123,219,139 Prn      Shared-defined     2     N/A
10/15/29 - REGISTERED
AMERICAN INTERNATIONAL GROUP     Bond   026874 11 5        3        43,350 Prn      Shared-defined     1     N/A
8.5% MAND 5/15/11
CHESAPEAKE ENERGY CORP           Bond   165167 81 8        5         7,500 Prn      Shared-defined     1     N/A
6.25% 6/15/2009
SCHERING-PLOUGH CORP             Bond   806605 70 5       60        71,250 Prn      Shared-defined     1     N/A
6% CB 8/13/2010 - REGISTERED

COLUMN TOTALS                                         54,295
LONG MARKET VALUE                                     54,295
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